Earnings Per Share (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017		Dec. 31, 2016	Jun. 30, 2013
Diluted earnings per common share [Abstract]
Book value of warrant	$ 426		$ 426		$ 426	[1]	$ 426
Net Income [Abstract]
Basic earnings per common share	510	$ 196	1,091	$ 407	404		1,119
Effect of dilutive options					0		0
Effect of dilutive stock warrants					0		0
Diluted earnings per common share	$ 510	$ 196	$ 1,091	$ 407	$ 404		$ 1,119
Weighted Average Common Shares [Abstract]
Basic earnings per common share (in shares)	6,583,719	4,654,880	5,667,619	4,654,635	4,655,369		4,649,405
Effect of dilutive stock options (in shares)	73,084	64,378	77,027	67,116	71,225		48,360
Effect of dilutive stock warrants (in shares)	14,823	3,349	19,178	6,744	11,280		0
Diluted earnings per common share (in shares)	6,671,626	4,722,607	5,763,824	4,728,495	4,737,874		4,697,765
Per Share Amount [Abstract]
Basic earnings per share (in dollars per share)	$ 0.08	$ 0.04	$ 0.19	$ 0.09	$ 0.09		$ 0.24
Diluted earnings per share (in dollars per share)	$ 0.08	$ 0.04	$ 0.19	$ 0.09	$ 0.09		$ 0.24
Common Stock Warrant [Member]
Diluted earnings per common share [Abstract]
Warrant issued (in shares)								86,957
Exercise price of warrant (in dollars per share)								$ 6.90
Expiration date of warrant			Feb. 06, 2019
Book value of warrant								$ 426
Stock Option [Member]
Earnings per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	40,931	0	40,931	12,500		55,314

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.